RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
RELATED PARTY TRANSACTION
Rental expense recorded:			$ 293	$ 294	$ 310
Amounts due from related parties:	$ 126		126	3,816
Return of capital		$ 2,000	2,000
Return of capital settled against a loan form a related party			1,010
Payment of remaining balance of return of capital	990		990
Ms. Zhiying Li
RELATED PARTY TRANSACTION
Rental expense recorded:			293	294	$ 310
Beijing Meihuilihe Technology Co., Ltd
RELATED PARTY TRANSACTION
Amounts due from related parties:				3,330
Beijing Dongrundadi Co., Ltd.
RELATED PARTY TRANSACTION
Amounts due from related parties:				72
Mr. Chimin Cao
RELATED PARTY TRANSACTION
Amounts due from related parties:				29
Mr. Yanlai Shi
RELATED PARTY TRANSACTION
Amounts due from related parties:				14
Beijing Jindianshike Trading Co., Ltd.
RELATED PARTY TRANSACTION
Amounts due from related parties:				271
Hainan RYB
RELATED PARTY TRANSACTION
Amounts due from related parties:	$ 126		$ 126	$ 100
Glossy Growth
RELATED PARTY TRANSACTION
Loan receivable						$ 1,010
Return of capital		2,000
Return of capital settled against a loan form a related party		$ 1,010